Other Assets - Summary of Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$ 291	$ 297
Long-term receivables	111	95
Patents and licenses, net	44	40
Unrealized gain on cash flow hedges	20	32
E-Car intangible	0	158
Customer relationship intangibles	143	93
Pension overfunded status	26	0
Other, net	40	38
Total other assets	$ 675	$ 753